ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligation [Abstract]
ASSET RETIREMENT OBLIGATION [Text Block]

9. ASSET RETIREMENT OBLIGATION

	December 31, 2023	December 31, 2022

Balance, beginning of year	$99,514	$93,343
Change in obligation	(13,886)	6,171
Accretion expense	-	-
Balance, end of year	$85,628	$99,514

The Company has a legal obligation associated with its mineral properties for clean up costs when work programs are completed. Most of the cash will be spent to return the grade of disturbed land to its original state and to plant vegetation.

The rehabilitation obligation is estimated at $85,628 and $99,514 at December 31, 2023 and 2022, respectively. During 2023 and 2022, the obligation was estimated based on actual reclamation cost experience on an average per acre basis and the remaining acres to be reclaimed. It is expected that this obligation will be funded from general Company resources at the time the costs are incurred. The Company has been required by the Ghanaian government to post a bond of $296,322 which has been recorded in restricted cash.